Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,	December 31,
	2020	2021
Financial assets at fair value through profit or loss (FVTPL) - current
Derivative financial assets - pre-redemption right (a)	$137,926	$-

Financial liabilities at fair value through profit or loss (FVTPL) - current
Derivative financial liabilities - conversion right (b)	$267,000	$-
Derivative financial liabilities – K2HV warrants (c)	-	223,352

a.

On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 13 – “October/November 2019 Loan Facility”. On March 22, 2021, the Company exercised the early pre-redemption right and repaid the October/November 2019 Loan Facility in full including accrued interest and derecognised the derivative financial instruments.

b.

On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 13 – “Convertible Loan Facility”. On March 29, 2021, the Company exercised the early pre-redemption right and repaid the Convertible Loan Facility in full, including accrued interest and derecognised the derivative financial instruments.

c.

On July 12, 2021, the Company entered into a secured loan facility provided by K2 HealthVentures LLC (K2HV) with warrants, as detailed in Note 13 – “Loan and Security Agreement with K2 HealthVentures LLC”.